Land use rights, net	12 Months Ended
Dec. 31, 2016
Land use rights
Land use rights, net
Land use rights, net

5. Land use rights, net

There is no private land ownership in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use rights are amortized using the straight-line method over the lease term of around 50 years or less.

	As of December 31,
	2015	2016
	RMB	RMB
Cost	847,915	1,352,963
Less: Accumulated amortization	(26,784)	(50,094)

Land use rights, net	821,131	1,302,869

Amortization expenses for land use rights were RMB7,977, RMB12,780 and RMB23,310 for the years ended December 31, 2014, 2015 and 2016, respectively.

As at December 31, 2015 and 2016, the title certificates for certain land use right of the Group with carrying value of approximately RMB3,881 and RMB11,239, respectively, has not been obtained.